Subsequent Events (Details Textual) - USD ($)	1 Months Ended		6 Months Ended
	Jan. 27, 2017	Jul. 31, 2016	Dec. 31, 2016	Jul. 27, 2016
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			441,999
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.86
Stock Issued During Period, Value, New Issues			$ 607,234
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.75
Class Of Warrants Or Right Expiration Date	Feb. 27, 2017
Subsequent Event [Member] | May 2016 Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,733,322
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.00
Subsequent Event [Member] | October 2016 Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,020,245
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.86
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		133,690
Share Purchase Agreement, Maximum Amount Of Shares To Be Purchased				$ 10,000,000
Stock Issued During Period, Value, New Issues		$ 500,000
Stock Issued During Period, Shares, Issued for Services		52,500
Subsequent Event [Member] | Joseph Gunnar Co., LLC [Member]
Subsequent Event [Line Items]
Payments for Fees		$ 50,000
Additional Payments For Advisory Services		50,000
Subsequent Event [Member] | Fordham Financial Management, Inc. [Member]
Subsequent Event [Line Items]
Payments for Fees		50,000
Additional Payments For Advisory Services		$ 50,000
Subsequent Event [Member] | Acerus Pharmaceuticals Corporation [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Short-term Investments	$ 400,000
Subsequent Event [Member] | Underwriter [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	510,825
Subsequent Event [Member] | Underwriter [Member] | Exercise Price One [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.00
Subsequent Event [Member] | Underwriter [Member] | Exercise Price Two [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	1.86
Subsequent Event [Member] | Underwriter [Member] | Exercise Price Three [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.75
Subsequent Event [Member] | Executives, Employees, Directors and Consultants [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		441,999
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,000,000